RECENT DEVELOPMENTS CORRESPONDING TO THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2025 - Provisions of the telecom ordinary and extraordinary shareholders' meeting (Details) $ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2025 ARS ($)	Sep. 30, 2024 ARS ($)	Sep. 30, 2025 USD ($)
Retained earnings
RECENT DEVELOPMENTS CORRESPONDING TO THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2025
Accumulated retained earnings	$ (1,234,786)	$ 684,523
Legal
RECENT DEVELOPMENTS CORRESPONDING TO THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2025
Accumulated retained earnings	60,069
Voluntary reserve for capital investments
RECENT DEVELOPMENTS CORRESPONDING TO THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2025
Accumulated retained earnings	1,174,717
Contributed Surplus
RECENT DEVELOPMENTS CORRESPONDING TO THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2025
Accumulated retained earnings	$ (110,451)	$ (205,624)
Facultative Reserve to maintain the capital investments level and the current level of solvency
RECENT DEVELOPMENTS CORRESPONDING TO THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2025
Cash and non-cash assets dividends			$ 300